Commitments, guarantees and pledged assets	12 Months Ended
Oct. 31, 2019
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Commitments, guarantees and pledged assets

Note 21	Commitments, guarantees and pledged assets

Commitments
Credit-related arrangements
Credit-related arrangements are generally off-balance sheet instruments and are typically entered into to meet the financing needs of clients. In addition, there are certain exposures for which we could be obligated to extend credit that are not recorded on the consolidated balance sheet. Our policy of requiring collateral or other security to support credit-related arrangements and the types of security held is generally the same as for loans. The contract amounts presented below for credit-related arrangements represent the maximum amount of additional credit that we could be obligated to extend. The contract amounts also represent the additional credit risk amounts should the contracts be fully drawn, the counterparties default and any collateral held proves to be of no value. As many of these arrangements will expire or terminate without being drawn upon, the contract amounts are not necessarily indicative of future cash requirements or actual risk of loss.

$ millions, as at October 31	2019	2018
	Contract amounts
Securities lending (1)	$44,220	$51,550
Unutilized credit commitments (2)	241,038	224,746
Backstop liquidity facilities	10,870	10,520
Standby and performance letters of credit	13,489	13,242
Documentary and commercial letters of credit	224	199
Other commitments to extend credit (3)	2,937	138
	$312,778	$300,395

(1)	Excludes securities lending of $1.8 billion (2018: $2.7 billion) for cash because it is reported on the consolidated balance sheet.
(2)	Includes $122.0 billion (2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(3)	Certain prior period amounts have been revised from those previously presented.
In addition, the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon totalled $77.6 billion (2018: $81.2 billion) of which $6.7 billion (2018: $7.8 billion) are transactions between CIBC and the joint ventures.
CIBC has provided indemnities to customers of the joint ventures in respect of securities lending transactions with third parties amounting to $67.8 billion (2018: $70.6 billion).
Securities lending
Securities lending represents our credit exposure when we lend our own or our clients’ securities to a borrower and the borrower defaults on the redelivery obligation. The borrower must fully collateralize the security lent at all times.
Unutilized credit commitments
Unutilized credit commitments are the undrawn portion of lending facilities that we have approved to meet the requirements of clients. These lines may include various conditions that must be satisfied prior to drawdown and include facilities extended in connection with contingent acquisition financing. The credit risk associated with these lines arises from the possibility that a commitment will be drawn down as a loan at some point in the future, prior to the expiry of the commitment. The amount of collateral obtained, if deemed necessary, is based on our credit evaluation of the borrower and may include a charge over the present and future assets of the borrower.
Backstop liquidity facilities
We provide irrevocable backstop liquidity facilities primarily to ABCP conduits. We are the financial services agent for some of these conduits, while other conduits are administered by third parties. The liquidity facilities for our sponsored ABCP programs, Safe Trust, Sure Trust, and Sound Trust, require us to provide funding, subject to the satisfaction of certain limited conditions with respect to the conduits, to fund non-defaulted assets.
Standby and performance letters of credit
These represent an irrevocable obligation to make payments to third parties in the event that clients are unable to meet their contractual financial or performance obligations. The credit risk associated with these instruments is essentially the same as that involved in extending irrevocable loan commitments to clients. The amount of collateral obtained, if deemed necessary, is based on our credit evaluation of the borrower and may include a charge over present and future assets of the borrower.
Documentary and commercial letters of credit
Documentary and commercial letters of credit are short-term instruments issued on behalf of a client, authorizing a third party, such as an exporter, to draw drafts on CIBC up to a specified amount, subject to specific terms and conditions. We are at risk for any drafts drawn that are not ultimately settled by the client; however, the amounts drawn are collateralized by the related goods.
Other commitments to extend credit
These represent other commitments to extend credit, and primarily include forward-dated securities financing trades in the form of securities purchased under resale agreements with various counterparties that are executed on or before the end of our reporting period and that settle shortly after period end, usually within five
business days.
Operating lease commitments
(1)
Future minimum lease payments and receipts for operating lease commitments for each of the five succeeding years and thereafter are as follows:

	Operating leases
$ millions, as at October 31, 2019	Payments	Receipts (2)
2020	$510	$132
2021	529	136
2022	484	138
2023	420	139
2024	351	138
2025 and thereafter	3,253	1,164
(1)
Payments include expenses related to base rent, taxes and estimated operating expenses, and exclude expenses related to certain servicing arrangements. Total rental payments in 2019 were $499 million (2018: $494 million, 2017: $476 million).

(2)	Includes sub-lease income from a finance lease property, a portion of which is rented out and considered an investment property.
Finance lease commitments
(1)
Future minimum lease payments for finance lease commitments for each of the five succeeding years and thereafter are as follows:

$ millions, as at October 31, 2019
2020	$50
2021	48
2022	45
2023	42
2024	41
2025 and thereafter	245
471
Less: future interest charges	144
Present value of finance lease commitments	$327

(1)	Total interest expense related to finance lease arrangements was $24 million (2018: $25 million; 2017: $28 million).
Other commitments
As an investor in merchant banking activities, we enter into commitments to fund external private equity funds. In connection with these activities, we had commitments to invest up to $258 million (2018: $194 million).
In addition, we act as underwriter for certain new issuances under which we alone or together with a syndicate of financial institutions purchase these new issuances for resale to investors. As at October 31, 20
19
, the related underwriting commitments were $60 million (2018: $176 million).
Guarantees and other indemnification agreements
Guarantees
A guarantee is a contract that requires the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor failed to make payment when due in accordance with the original or modified terms of a debt instrument. Guarantees include standby and performance letters of credit as discussed above, and credit derivatives protection sold, as discussed in Note 12.

Other indemnification agreements
In the ordinary course of operations, we enter into contractual arrangements under which we may agree to indemnify the counterparty to such arrangement from any losses relating to a breach of representations and warranties, a failure to perform certain covenants, or for claims or losses arising from certain external events as outlined within the particular contract. This may include, for example, losses arising from changes in tax legislation, litigation, or claims relating to past performance. In addition, we indemnify each of our directors and officers, to the extent permitted by law, against any and all claims or losses (including any amounts paid in settlement of any such claims) incurred as a result of their service to CIBC. In most indemnities, maximum loss clauses are generally not provided for, and as a result, no defined limit of the maximum potential liability exists. Amounts are accrued when we have a present legal or constructive obligation as a result of a past event, when it is both probable that an outflow of economic benefits will be required to resolve the matter, and when a reliable estimate can be made of the amount of the obligation. We believe that the likelihood of the conditions arising to trigger obligations under these contract arrangements is remote. Historically, any payments made in respect of these contracts have not been significant. Amounts related to these indemnifications, representations, and warranties reflected within the consolidated financial statements as at October 31, 2019 and 2018 are not significant.
Pledged assets
In the normal course of business, on-and off-balance sheet assets are pledged as collateral against liabilities.
The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2019	2018
Assets pledged in relation to:
Securities lending	$46,242	$47,894
Obligations related to securities sold under repurchase agreements	51,942	31,058
Obligations related to securities sold short	15,635	13,782
Securitizations	19,398	22,893
Covered bonds	20,206	21,544
Derivatives	12,952	11,680
Foreign governments and central banks (1)	784	686
Clearing systems, payment systems, and depositories (2)	2,400	5,867
Other	1,24 7	675
	$170,806	$156,079

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.